Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Schedule of Fair Value of Series A Warrants Issued Performing Numerous Iterations Using Black–Scholes Option Price Model	The fair value of the series A warrants issued in the PIPE at the time of the initial closing, which took place on October 30, 2023, and on December 31, 2023, was calculated by an independent valuation expert, performing numerous iterations using the Black–Scholes option price model, based on a probability of a down round protection adjustment event and using the following assumptions:
	October 30, 2023	December 31, 2023
Expected volatility (%)	55.95%-59.37%	55.08%-60.24
Risk-free interest rate (%)	4.78%-4.99%	3.85%-4.05%
Expected Life (years)	2-5	2-5
Value per share	$0.59	$0.71
Exercise price (U.S. dollars per share)	$1.1	$1.1

Schedule of Fair Value Changes of the Series A Warrants	The following table sets forth the fair value changes of the series A warrants during the year ended December 31, 2023:
Balance as of December 31, 2022	-
Initial measurement	1,287,173
Change in fair value	277,600
Balance as of December 31, 2023	1,564,773

Schedule of Warrants Issued	Warrants issued as part of the Delta Drone transaction with the Former Parent Company and upon the IPO completion:
Issuance date	In connection with	No. of warrants issued	Exercise price per share	No. of Ordinary shares underlying warrants
2022*	Delta Drone Warrants	111,261	$4.00	111,261
2023**	IPO Underwriter Warrants	97,500	$5.00	97,500
2023***	IPO Consultants Warrants	359,020	$0.00555	359,020
2023****	IPO Consultants Warrants	144,606	$1.275	144,606
*	see Note 12B
**	see Note 9C2)
***	see Note 9C4)
****	see Note 9C5)